UNIT-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2018
Share-Based Payment Arrangement [Abstract]
Disclosure of number and weighted average exercise prices of share options
The following table sets out details of options issued and outstanding at June 30, 2018 and December 31, 2017 under the cash-settled BPY Awards by expiry date:

	Jun. 30, 2018		Dec. 31, 2017
Expiry date	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
2020	69,000	$13.07	69,000	$13.07
2021	172,800	17.44	172,800	17.44
2022	515,800	18.09	515,800	18.09
2023	519,000	16.80	519,000	16.80
2024	4,278,663	20.59	4,330,286	20.59
2025	859,059	25.18	695,376	25.18
2026	972,294	19.51	842,609	19.51
Total	7,386,616	$20.40	7,144,871	$20.30
The change in the number of options outstanding under the equity-settled BPY Awards at June 30, 2018 and December 31, 2017 is as follows:

	Jun. 30, 2018		Dec. 31, 2017
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding, beginning of period	13,801,795	$20.54	16,338,511	$20.49
Granted	—	—	93,750	22.92
Exercised	(28,806)	17.96	(1,194,569)	18.97
Expired/forfeited	(166,412)	22.91	(1,435,897)	21.51
Reclassified(1)	(437,151)	22.48	—	—
Outstanding, end of period	13,169,426	$20.45	13,801,795	$20.54
Exercisable, end of period	9,636,246	$20.25	7,352,112	$20.22

(1)	Relates to the reclassification of equity-settled options for employees in Brazil to cash-settled options subsequent to the amendment of the BPY Plan, which was amended on February 7, 2018.

The following table sets out details of options issued and outstanding at June 30, 2018 and December 31, 2017 under the equity-settled BPY Awards by expiry date:

	Jun. 30, 2018		Dec. 31, 2017
Expiry date	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
2020	226,800	$13.07	226,800	$13.07
2021	246,400	17.44	246,400	17.44
2022	508,300	18.07	517,300	18.07
2023	664,220	16.80	675,420	16.80
2024	7,912,800	20.59	7,946,313	20.59
2025	1,407,705	25.18	1,730,210	25.18
2026	2,109,451	19.51	2,365,602	19.51
2027	93,750	22.92	93,750	22.92
Total	13,169,426	$20.45	13,801,795	$20.54
The change in the number of options outstanding under the cash-settled BPY Awards at June 30, 2018 and December 31, 2017 is as follows:

	Jun. 30, 2018		Dec. 31, 2017
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding, beginning of period	7,144,871	$20.30	7,377,042	$20.28
Granted	—	—	—	—
Exercised	(3,770)	19.51	(213,106)	19.12
Expired/forfeited	(191,636)	21.74	(19,065)	24.42
Reclassified(1)	437,151	22.48	—	—
Outstanding, end of period	7,386,616	$20.40	7,144,871	$20.30
Exercisable, end of period	5,655,135	$20.18	3,973,290	$19.93

(1)	Relates to the reclassification of equity-settled options for employees in Brazil to cash-settled options subsequent to the amendment of the BPY Plan, which was amended on February 7, 2018.